Leases - Amounts recognized in the consolidated balance sheet (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Leases
Right-of-use assets	£ 8,760,000	£ 4,072,000
Additions to right-of-use assets	6,384,000	1,428,000
Lease liabilities:
Current	1,036,000	1,561,000
Non-current	7,844,000	2,869,000
Total lease liabilities	8,880,000	4,430,000	£ 4,340,000
Property
Leases
Right-of-use assets	8,114,000	3,655,000
Plant and machinery
Leases
Right-of-use assets	£ 646,000	£ 417,000